Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2015
Fair Values of Stock Options Estimated Using Black-Scholes Valuation Model

The estimated fair values of the stock options granted were determined using the Black-Scholes valuation model and the following assumptions:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Expected term	5.97	5.27	6.17	5.14
Expected volatility	67.35%	66.70%	67.19%	64.62%
Risk-free interest rate	1.68%	1.73%	1.63%	1.61%
Expected dividend yield	—	—	—	—

Summary of Stock-Based Compensation Recognized

Total stock-based compensation recognized was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$13	$19	$24	$40
General and administrative	26	42	59	93

Total stock-based compensation	$39	$61	$83	$133

Nonemployees Stock Option
Summary of Option Activity

The 2004 Stock Plan (the Plan) expired in 2014 and no more options are available to be issued under the Plan. The following table summarizes stock option activity under the Plan, including stock options granted to non-employees, and related information :

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding — December 31, 2014	6,226,183	$0.23	5.51
Options exercised	(100,000)	0.13
Options canceled	(62,912)	0.44

Outstanding — June 30, 2015	6,063,271	$0.35	4.83

Exercisable— June 30, 2015	5,567,516	$0.34	4.60

Vested and expected to vest — June 30, 2015	5,981,562	$0.35	4.80

Stock Options Issued Outside of Plans
Summary of Option Activity

The following table summarizes stock option activity for options issued outside of the Plan.

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding — December 31, 2014	325,000	$0.29	9.15
Options granted	630,513	0.25
Options canceled	(25,000)	0.29

Outstanding — June 30, 2015	930,513	$0.27	9.38

Exercisable— June 30, 2015	395,473	$0.29	8.87

Vested and expected to vest — June 30, 2015	847,674	$0.27	9.34